Derivative financial instruments - Weighted average exchange rates and sales prices, cash flow hedges (Details) - Cash flow hedges	12 Months Ended
	Dec. 31, 2022 MMBTU gBPPerUSD	Dec. 31, 2021 gBPPerUSD
Highly probable forecast capital expenditure
Disclosure of detailed information about hedges [line items]
Average foreign exchange rate (per USD)	1.25	1.33
Highly probable forecast sales
Disclosure of detailed information about hedges [line items]
Average price of hedging instrument (Henry Hub $/mmBtu)	4.03	3.24